Note 17 - Other Expenses	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of other operating income (expense) [text block]
17.	OTHER EXPENSES

(a)	Other operating expenses

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30,	Sept. 30,	Sept. 30,	Sept. 30,
	2019	2018	2019	2018
Amortization of other intangible assets	$6,090	$4,915	$14,463	$8,985
Depreciation of property, plant and equipment	2,515	806	5,503	1,695
Bad debt expense	29,570	20,217	46,857	36,923
Share-based compensation	1,667	1,421	8,784	3,115
	$39,842	$27,359	$75,607	$50,718

(b)	Employee benefits expense

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
	Sept. 30,	Sept. 30,	Sept. 30,	Sept. 30,
	2019	2018	2019	2018
Wages, salaries and commissions	$52,643	$67,996	$114,400	$128,527
Benefits	2,834	11,692	10,104	16,573
	$55,477	$79,688	$124,504	$145,100